Revenue from contracts with customers and trade receivables (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)		Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)
Statements [Line Items]
Beginning Balance | ₨		₨ 6,324
Credits and payments | ₨		(4,816)
Ending Balance | ₨		7,659			₨ 6,324
Chargebacks [Member]
Statements [Line Items]
Beginning Balance			$ 343				$ 288			$ 247
Current provisions relating to sales during the year			2,439	[1]			2,720	[1]		2,844	[2]
Provisions and adjustments relating to sales in prior years			0	[2]	0	[2]			₨ 0
Credits and payments	[3]		(2,506)				(2,665)			(2,803)
Ending Balance			276				343			288
Rebates [Member]
Statements [Line Items]
Beginning Balance			103				102			87
Current provisions relating to sales during the year			226	[1]			253	[1]		322	[2]
Provisions and adjustments relating to sales in prior years			0	[2]			0	[2]		0
Credits and payments	[3]		(237)				(252)			(307)
Ending Balance			92				103			102
Medicaid [Member]
Statements [Line Items]
Beginning Balance			13				19			13
Current provisions relating to sales during the year			24	[1]			23	[1]		31	[2]
Provisions and adjustments relating to sales in prior years			0	[2]			0	[2]		0
Credits and payments	[3]		(27)				(29)			(25)
Ending Balance			10				13			19
Refund Liability [Member]
Statements [Line Items]
Beginning Balance	[4]		42				35			35
Current provisions relating to sales during the year	[4]		38	[1]			34	[1]		21	[2]
Provisions and adjustments relating to sales in prior years	[4]		0	[2]			0	[2]		0
Credits and payments		₨ (4,816)	(33)	[3],[4]	₨ (4,129)		(27)	[3],[4]		(21)	[3],[4]
Ending Balance	[4]		$ 47				$ 42			$ 35

[1]	Chargebacks provisions and payments for the year ended March 31, 2025 and March 31, 2026 were each lower as compared to the years ended March 31, 2024 and March 31, 2025, primarily as a result of reduction in the invoice price to wholesalers for few of the Company’s major products. This was offset to some extent due to higher pricing rates per unit on chargebacks, on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products.
[2]	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.0 to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.
[3]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, Medicaid payments or refund liability.
[4]	The Company’s overall provision for refund liability as of March 31, 2026 relating to the Company’s North America Generics business was U.S.$47, compared to a liability of U.S.$42 as of March 31, 2025. The refund liability created for new product launches and volume growth, were off-set by the reductions in the contract prices and by product mix changes.